Investment Securities (Details) - Schedule of Short Term Investments, Debt Securities and Convertible Bonds - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short Term Investments, Debt Securities and Convertible Bonds [Abstract]
Short term investments	¥ 146,486,668	¥ 244,337,727
Debt securities	231,922,043	274,306,834
Convertible bonds	35,499,500
Total	¥ 413,908,211	¥ 518,644,561